Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Schedule of Payables, Accruals and Provisions

	December 31,
	2024	2023
Trade payables	176	181
Accruals	799	798
Provisions (see note 23)	63	92
Other current liabilities	53	43
Total payables, accruals and provisions	1,091	1,114